U.S. Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
U.S. Income Taxes [Abstract]
U.S. INCOME TAXES

NOTE 8 – U.S. INCOME TAXES

Deferred U.S. tax assets are comprised of the following:

	September 30,	December 31,
	2015	2014

U.S. federal net operating loss carry forwards	$5,566,000	$5,293,000
U.S. state and city net operating loss carry forwards, net of U.S. federal tax benefit	1,590,000	1,512,000
	7,156,000	6,805,000
Less: Valuation allowance	(7,156,000)	(6,805,000)
Total	$-	$-

Management has determined, based on the Company's current condition, that a full valuation allowance is appropriate at September 30, 2015.

At September 30, 2015, the Company had U.S. federal net operating loss carry forwards of approximately $15,902,000 expiring in various amounts from fiscal year 2017 to fiscal year 2035.

Current U.S. income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.

The Company believes that it has no uncertain tax positions and no unrecognized tax benefits at September 30, 2015 and December 31, 2014.

NOTE 8 – U.S. INCOME TAXES

Deferred U.S. tax assets are comprised of the following:

	December 31,	December 31,
	2014	2013

U.S. federal net operating loss carry forwards	$5,293,000	$4,936,000
U.S. state and city net operating loss carry forwards, net of U.S. federal tax benefit	1,512,000	1,410,000
	6,805,000	6,346,000
Less: Valuation allowance	(6,805,000)	(6,346,000)
Total	$-	$-

Management has determined, based on the Company's current condition, that a full valuation allowance is appropriate at December 31, 2014.

At December 31, 2014, the Company had U.S. federal net operating loss carry forwards of approximately $15,124,000 expiring in various amounts from fiscal year 2017 to fiscal year 2034.

Current U.S. income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.

The Company believes that it has no uncertain tax positions and no unrecognized tax benefits at December 31, 2014 and 2013